Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Other tax payables	$ 739,896	$ 4,386,517
Accruals for user incentive programs	3,756,933
Accrued expenses	3,034,970	2,772,237
Accrued loss contingencies relating litigation and asserted claims	166,887	2,872,150
Others	364,289	655,614
Total	8,062,975	10,686,518
Value-added tax payable	$ 3,500,000	$ 400,000